Goodwill and Intangible Assets (Intangible Assets Acquired from Business Acquisitions) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 84,658	$ 84,658
Accumulated Amortization	(40,382)	(35,010)
Net Carrying Value	44,276	49,648
TES
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,008	55,008
Accumulated Amortization	(21,863)	(18,470)
Net Carrying Value	33,145	36,538
LTL
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,498	2,498
Accumulated Amortization	(1,884)	(1,748)
Net Carrying Value	614	750
Ascent
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,152	27,152
Accumulated Amortization	(16,635)	(14,792)
Net Carrying Value	$ 10,517	$ 12,360